Fixed assets - Information on telecommunication licenses - Value (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 14,339	€ 14,602	€ 14,327	€ 11,811
Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,233	€ 6,440	€ 5,842
FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,244
FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,882
FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	310
FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	52
SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	703
SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	433
SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	57
SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	213
POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	886
POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	703
POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	116
POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	67
EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	469
EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	373
EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	53
EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	43
MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	258
MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	34
MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	13
MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	211
ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	332
ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	138
ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	31
ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	163
JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	291
JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	70
JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	101
JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	120
BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	189
BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	113
BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	30
BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	46
Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	861
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	33,384
Gross carrying amount [member] | Licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	10,557
Gross carrying amount [member] | FRANCE
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	3,363
Gross carrying amount [member] | FRANCE | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,183
Gross carrying amount [member] | FRANCE | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	914
Gross carrying amount [member] | FRANCE | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	266
Gross carrying amount [member] | SPAIN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,510
Gross carrying amount [member] | SPAIN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	535
Gross carrying amount [member] | SPAIN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	639
Gross carrying amount [member] | SPAIN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	336
Gross carrying amount [member] | POLAND
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,360
Gross carrying amount [member] | POLAND | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	813
Gross carrying amount [member] | POLAND | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	404
Gross carrying amount [member] | POLAND | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	143
Gross carrying amount [member] | EGYPT
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	869
Gross carrying amount [member] | EGYPT | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	380
Gross carrying amount [member] | EGYPT | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	128
Gross carrying amount [member] | EGYPT | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	361
Gross carrying amount [member] | MOROCCO
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	789
Gross carrying amount [member] | MOROCCO | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	40
Gross carrying amount [member] | MOROCCO | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	27
Gross carrying amount [member] | MOROCCO | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	722
Gross carrying amount [member] | ROMANIA
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	537
Gross carrying amount [member] | ROMANIA | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	184
Gross carrying amount [member] | ROMANIA | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	61
Gross carrying amount [member] | ROMANIA | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	292
Gross carrying amount [member] | JORDAN
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	399
Gross carrying amount [member] | JORDAN | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	84
Gross carrying amount [member] | JORDAN | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	135
Gross carrying amount [member] | JORDAN | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	180
Gross carrying amount [member] | BELGIUM
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	365
Gross carrying amount [member] | BELGIUM | LTE licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	140
Gross carrying amount [member] | BELGIUM | UMTS licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	149
Gross carrying amount [member] | BELGIUM | GSM licences [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	76
Gross carrying amount [member] | Other countries excluding France, Spain, Poland, Egypt, Morocco, Romania, Jordan, and Belgium [member]
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	€ 1,365